Registration No. 33-13021
                                        File No. 811-5086

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ X ]

              Pre-Effective Amendment No.     __          [   ]

              Post-Effective Amendment No.                [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                           OF 1940                        [   ]

               Amendment No.                   16         [   ]

                     CHURCHILL TAX-FREE TRUST
       (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
            (Address of Principal Executive Offices)

                          (212) 697-6666
                (Registrant's Telephone Number)

                        EDWARD M.W. HINES
                 Hollyer, Brady, Smith, Troxell,
                 Barrett, Rockett, Hines & Mone
                  551 Fifth Avenue, 27th Floor
                     New York, New York 10176
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ___
[_X_] immediately upon filing pursuant to paragraph (b) [___] on (date) pursuant to paragraph (b)
[___] 60 days after filing pursuant to paragraph (a)(i) [___] on (date) pursuant to paragraph (a)(i)
[___] 75 days after filing pursuant to paragraph (a)(ii) [___] on (date) pursuant to paragraph (a)(ii) of Rule 485. [___] This post-effective amendment designates a new effec-
       tive date for a previous post-effective amendment.

                  CHURCHILL TAX-FREE TRUST
                 INCORPORATION BY REFERENCE

All information contained in Registrant's Registration Statement on Form N-1A, as previously amended through Post-Effective
Amendment No. 15 under the Securities Act of 1933 and Post-Effective Amendment No. 15 under the Investment Company Act of 1940 dated April 1, 1996, is incorporated by reference without change.

                    Churchill Tax-Free Trust
                 Calculation of Registration Fee

                               Proposed      Proposed
Title of                       Maximum       Maximum
Securities     Amount          Offering      Aggregate   Amount of
Being          Being           Price         Offering    Registration
Registered     Registered      Per Share *   Price **    Fee
Capital        Indefinite***   N/A           N/A          N/A
Stock par
value $.01

Capital        1,753,380       $11.00       $19,287,182  $100
Stock par
value $.01

* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on November 12, 1996.

** Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. $ 45,139,255 of shares were redeemed during the fiscal year ended December 31, 1995, of which $ 18,368,528 of shares were used for reduction pursuant to paragraph (c) of Rule 24f-2 during the current year and $ 18,997,182 of shares (representing the balance after giving effect to reduction of $ 7,773,545 in value of shares issued in connection with dividend reinvestment plans) are being utilized for purpose of reduction pursuant to paragraph (a). An additional $290,000 of shares are being registered for $100.

*** Registrant has registered an indefinite number or amount of securities under the 1933 Act pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year ended December 31, 1995 was filed on February 21, 1996.

                             SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 14th day of November, 1996.

                                CHURCHILL TAX-FREE TRUST
                                (Registrant)


                              By: /s/Lacy B. Herrmann
                                  ___________________________
                                  Lacy B. Herrmann
                                  President and Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.

   SIGNATURE                     TITLE                   DATE


/s/Lacy B. Herrmann                                     11/14/96
______________________    President, Chairman of      ___________
Lacy B. Herrmann          the Board and Trustee
                          (Principal Executive
                          Officer)
/s/Thomas A. Christoper                                 11/14/96
______________________       Trustee                  ___________
Thomas A. Christopher

/s/Douglas Dean                                         11/14/96
______________________       Trustee                  ___________
Douglas Dean

/s/Diana P. Herrmann                                    11/14/96
______________________       Trustee                  ___________
Diana P. Herrmann

/s/Ann R. Leven                                         11/14/96
______________________       Trustee                  ___________
Ann R. Leven

/s/Theodore T. Mason                                    11/14/96
______________________       Trustee                  ___________
Theodore T. Mason

/s/Anne J. Mills                                        11/14/96
______________________       Trustee                  ___________
Anne J. Mills

/s/William J. Nightingale                               11/14/96
______________________       Trustee                  ___________
William J.  Nightingale

/s/Rose F. Marotta                                      11/14/96
______________________    Chief Financial Officer     ___________
Rose F. Marotta           (Principal Financial and
                          Accounting Officer)

                      CHURCHILL TAX-FREE TRUST
                           EXHIBIT INDEX

Exhibit         Exhibit
Number          Name

 23             Opinion and consent of counsel to the
                Fund regarding Rule 24e-2 matters

 27(i)          Financial Data Schedule - Class A Shares

 27(ii)         Financial Data Schedule - Class C Shares

 27(iii)        Financial Data Schedule - Class Y Shares